Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0002026767
Registrant Name	Calisa Acquisition Corp
Registration File Number	333-296926
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES